PROPERTY, EQUIPMENT AND SOFTWARE, NET - Summary of property, equipment and software (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 106,434		¥ 30,842
Less: Accumulated depreciation	(24,574)		(14,063)
Property, equipment and software, Net	81,860	$ 11,758	16,779
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	60,792		16,449
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	34,854		11,180
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	6,666		2,853
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 4,122		¥ 360